Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,714,273,016.25
Previously Paid Amount	0.00
Total Fee Amount	236,741.11
Total Offset Amount	0.00
Net Fee	236,741.11
Narrative - Max Aggregate Offering Price	$ 1,714,273,016.25
Final Prospectus	true